Consolidated Statement Of Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement Of Equity (Parenthetical) [Abstract]
Other comprehensiveg gain (loss) tax	$ 125	$ 76	$ 130
Sale of stock, shares	449,129	726,093	753,958
Repurchase of stock, shares	415,233	77,355	51,431
Equity compensation plan, shares	43,500	19,015	79,133
Exercise of stock options, shares	1,566,089	1,041,796	530,613